Variable Interest Entities - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) vessel	Dec. 31, 2018 vessel	Apr. 16, 2019
Variable Interest Entity [Line Items]
Interest expense | $	$ 53,728	$ 38,012
Net cash received in financing activities | $	146,760	$ (328,799)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			8
Sale and leaseback term		10 years
Interest expense | $	35,900	$ 19,100
Net cash received in financing activities | $	$ (91,600)	$ (864,700)
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
Variable Interest Entity, Primary Beneficiary | CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1
FLNG | Gimi MS
Variable Interest Entity [Line Items]
Ownership percentage				30.00%